INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Corporate income tax rate	23.00%	23.00%	23.00%
Income tax expense for US tax purpose	$ 8,152
Minimum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	22.00%			21.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate				35.00%
Domestic Country [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate				23.00%	24.00%	25.00%
Operating loss carry-forwards	$ 97,784
Foreign Country [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards	$ 63,904